DEFERRED CHARGES (Details) - Schedule of deferred charges - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Gross Carrying Amount [Member]
Change in Accounting Estimate [Line Items]
Leasing brokerage commissions	$ 5,471,610	$ 5,649,633
Professional fees for leasing	127,810	127,810
Total	5,599,420	5,777,443
Accumulated Amortization [Member]
Change in Accounting Estimate [Line Items]
Leasing brokerage commissions	2,253,786	2,077,445
Professional fees for leasing	94,934	85,358
Total	$ 2,348,720	$ 2,162,803